NUVEEN HIGH YIELD MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED APRIL 5, 2024

TO THE PROSPECTUS DATED NOVEMBER 30, 2023

Effective April 5, 2024, Kristal Y. Seales has been named a portfolio manager of Nuveen High Yield Managed Accounts Portfolio. Jacob J. Fitzpatrick is no longer a portfolio manager of the Portfolio. Kevin R. Lorenz will continue to serve as portfolio manager for the Portfolio.

Kristal Y. Seales, CFA, Managing Director, joined Nuveen Asset Management, LLC in 2001 and the firm’s leveraged finance team in 2009.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-MAPPRO-0424P

NUVEEN HIGH YIELD MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED APRIL 5, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2023

1.

Effective April 5, 2024, Kristal Y. Seales, CFA, has been named a portfolio manager of Nuveen High Yield Managed Accounts Portfolio. Jacob J. Fitzpatrick is no longer a portfolio manager of the Portfolio. Kevin R. Lorenz will continue to serve as portfolio manager of the Portfolio.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

NUVEEN HIGH YIELD MANAGED ACCOUNTS PORTFOLIO

Kristal Y. Seales**	Registered Investment Companies	3	$3,062.87	0	$0
	Other Pooled Investment Vehicles	1	$118.24	0	$0
	Other Accounts	0	$0	0	$0

**	Information is as of February 29, 2024.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Portfolio	Dollar Range of Equity Securities Beneficially Owned in Portfolio Managed

Kristal Y. Seales**	Nuveen High Yield Managed Accounts Portfolio	A

**	Information is as of February 29, 2024.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MAPSAI-0424P